UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INTERMEDIATE-TERM BOND FUND - 3RD QUARTER REPORT -PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                     BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND Fund]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (46.5%)

              AUTOMOBILE MANUFACTURERS (0.6%)
  $ 2,000     DaimlerChrysler North America Holding Corp., Notes               3.20%(g)       3/07/2007       $  1,981
                                                                                                              --------
              BROADCASTING & CABLE TV (0.6%)
    1,000     Cox Communications, Inc., Notes                                  3.88          10/01/2008            973
    1,000     Jones Intercable, Inc., Senior Notes                             7.63           4/15/2008          1,084
                                                                                                              --------
                                                                                                                 2,057
                                                                                                              --------
              BUILDING PRODUCTS (0.3%)
    1,000     York International Corp., Senior Notes                           6.63           8/15/2006          1,031
                                                                                                              --------
              CONSUMER FINANCE (2.1%)
    1,000     Capital One Financial Corp., Senior Notes                        4.74           5/17/2007          1,005
    2,000     Ford Motor Credit Co., Senior Notes                              4.95           1/15/2008          1,883
    1,000     Ford Motor Credit Co., Global Notes                              7.60           8/01/2005          1,007
    1,000     General Motors Acceptance Corp., Notes                           8.00          11/01/2031            844
      500     Household Finance Corp., Notes                                   5.75           1/30/2007            514
    1,000     Household Finance Corp., Notes                                   6.38          10/15/2011          1,090
    1,000     SLM Corp., MTN, CPI Floating Rate Notes                          4.35(g)        6/01/2009          1,002
                                                                                                              --------
                                                                                                                 7,345
                                                                                                              --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    1,000     Fiserv, Inc., Notes                                              4.00           4/15/2008            985
                                                                                                              --------
              DIVERSIFIED BANKS (3.2%)
    1,000     Compass Bank, Notes                                              8.10           8/15/2009          1,144
    1,000     Emigrant Bancorp, Inc., Senior Notes(a)                          6.25           6/15/2014          1,050
    2,000     First Union National Bank, FL, Subordinated Debentures           6.18           2/15/2036(b)       2,291
    3,000     First Union National Bank, NC, Subordinated Notes                6.18           2/15/2036(b)       3,436
    1,000     SouthTrust Bank, N.A., Subordinated Notes                        6.57          12/15/2027(b)       1,156
    1,000     Washington Mutual Bank FA, Subordinated Notes                    5.13           1/15/2015            997
    1,000     Westpac Capital Trust IV, Notes(a)                               5.26          12/29/2049            998
                                                                                                              --------
                                                                                                                11,072
                                                                                                              --------
              ELECTRIC UTILITIES (7.5%)
    2,000     FPL Energy National Wind, LLC, Secured Notes(a)                  5.61           3/10/2024          2,024
    1,000     Jersey Central Power & Light Co., First Mortgage MTN             6.45           5/15/2006          1,024
    1,000     Midamerican Energy Holdings Co., Senior Notes                    5.88          10/01/2012          1,055
    3,000     Monongahela Power Co., First Mortgage Bond                       5.00          10/01/2006          3,038
    1,000     New York State Electric & Gas Corp., Notes                       5.50          11/15/2012          1,046
    2,000     Northern States Power Co., First Mortgage Bond, Series B         8.00           8/28/2012          2,412
    1,709     Oglethorpe Power Corp., Secured Series Facility Bonds            6.97           6/30/2011          1,814
    2,000     Pacific Gas & Electric Co., First Mortgage Bond                  4.20           3/01/2011          1,957
    2,000     Potomac Edison Co., Notes(a)                                     5.35          11/15/2014          2,020
      500     Potomac Edison Co., First Mortgage Notes                         7.75           5/01/2025            517
    2,000     Power Contract Financing, Senior Notes(a)                        6.26           2/01/2010          2,078
    1,000     Public Service Co. of Colorado, Senior Notes                     7.88          10/01/2012          1,200
    1,000     Southern Power Co., Senior Notes                                 6.25           7/15/2012          1,081
    1,000     Teco Energy, Inc., Notes                                         6.13           5/01/2007          1,020
    1,100     Tristate General & Transport Association, Bonds(a)               6.04           1/31/2018          1,178
    2,000     TXU Energy Co., LLC, Senior Notes                                7.00           3/15/2013          2,223
                                                                                                              --------
                                                                                                                25,687
                                                                                                              --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITY (0.3%)
  $ 1,080     Texas Municipal Gas Corp., Notes (INS)(a)                        2.60%          7/01/2007       $  1,072
                                                                                                              --------
              GAS UTILITIES (4.0%)
    1,000     Centerpoint Energy Resources Corp., Senior Notes                 5.95           1/15/2014          1,051
    2,000     Energy Transfer Partners, Senior Notes(a)                        5.95           2/01/2015          2,011
    1,000     Kinder Morgan Energy Partners, Notes                             6.75           3/15/2011          1,102
    2,000     Michigan Consolidated Gas Co., Notes                             5.00          10/01/2019          1,994
    1,000     Northern Natural Gas Co., Senior Notes(a)                        5.38          10/31/2012          1,040
    2,000     Peoples Energy Corp., Notes                                      6.90           1/15/2011          2,236
    2,000     Southern Star Central Corp., Senior Notes(a)                     7.38          11/15/2006          2,100
    1,000     TGT Pipeline, LLC, Notes                                         5.20           6/01/2018            985
    1,000     Valero Logistics Operations, LP, Senior Notes                    6.05           3/15/2013          1,063
                                                                                                              --------
                                                                                                                13,582
                                                                                                              --------
              HEALTH CARE FACILITIES (0.6%)
    2,000     Columbia HCA Healthcare Corp., Notes                             6.91           6/15/2005          2,007
                                                                                                              --------
              HOUSEHOLD PRODUCTS (0.6%)
    1,000     Clorox Co., Notes(a)                                             5.00           1/15/2015          1,017
    1,000     SC Johnson & Son, Inc., Senior Notes(a)                          5.00          12/15/2012          1,004
                                                                                                              --------
                                                                                                                 2,021
                                                                                                              --------
              HOUSEWARES & SPECIALTIES (0.3%)
    1,000     Newell Rubbermaid, Inc., Notes                                   4.63          12/15/2009          1,000
                                                                                                              --------
              INDUSTRIAL CONGLOMERATES (0.6%)
    2,000     Tyco International Group, COP, Notes(a)                          4.44           6/15/2007          2,007
                                                                                                              --------
              INDUSTRIAL MACHINERY (0.3%)
    1,000     Pall Corp., Senior Notes(a)                                      6.00           8/01/2012          1,055
                                                                                                              --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    2,000     British Telecom plc, Notes                                       7.88          12/15/2005          2,050
                                                                                                              --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
    1,000     Merrill Lynch & Co., Inc., MTN, Series C                         5.45           7/15/2014          1,035
                                                                                                              --------
              LIFE & HEALTH INSURANCE (1.2%)
    1,000     Monumental Global Funding II, Senior Secured Notes(a)            4.38           7/30/2009            995
    3,000     North Front, Pass-Through Trust, Notes(a)                        5.81          12/15/2014          3,082
                                                                                                              --------
                                                                                                                 4,077
                                                                                                              --------
              MANAGED HEALTH CARE (1.2%)
    2,000     Coventry Health Care, Inc., Senior Notes(a)                      5.88           1/15/2012          2,000
    2,000     Highmark, Inc., Senior Notes(a)                                  6.80           8/15/2013          2,188
                                                                                                              --------
                                                                                                                 4,188
                                                                                                              --------
              MISCELLANEOUS (0.3%)
    1,000     Keenan Development Association of Tennessee, LLC, RB,
                Series 2005 (INS)                                              5.02           7/15/2028            981
                                                                                                              --------
              MOVIES & ENTERTAINMENT (0.5%)
    1,500     Time Warner Companies, Inc., Notes                               8.11           8/15/2006          1,571
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.6%)
  $ 1,000     Farmers Exchange Capital, Surplus Notes(a)                       7.05%          7/15/2028       $  1,059
    2,000     Farmers Insurance Exchange, Notes(a)                             6.00           8/01/2014          2,058
    2,000     ING Capital Funding Trust III, Guaranteed Trust Preferred
                Bonds                                                          8.44          12/29/2049(k)       2,361
                                                                                                              --------
                                                                                                                 5,478
                                                                                                              --------
              MULTI-SECTOR HOLDINGS (0.9%)
    3,000     Leucadia National Corp., Senior Notes                            7.00           8/15/2013          3,015
                                                                                                              --------
              MULTI-UTILITIES & UNREGULATED POWER (0.3%)
    1,000     Duke Capital Corp., LLC, Senior Notes                            4.30           5/18/2006          1,001
                                                                                                              --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
    1,000     Halliburton Co., Notes, Series MTN                               6.00           8/01/2006          1,021
    1,000     Seacor Smit, Inc., Senior Notes                                  5.88          10/01/2012          1,026
                                                                                                              --------
                                                                                                                 2,047
                                                                                                              --------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    1,000     Southwestern Energy Co., Senior Notes                            6.70          12/01/2005          1,011
    1,000     Southwestern Energy Co., Senior Notes                            7.63           5/01/2027(b)       1,087
                                                                                                              --------
                                                                                                                 2,098
                                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    2,000     Travelers Life & Annuity, Notes(a)                               5.13           8/15/2014          2,011
                                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (5.3%)
    1,000     21st Century Insurance Group, Senior Notes                       5.90          12/15/2013          1,032
    1,000     ACE INA Holdings, Inc., Senior Notes                             5.88           6/15/2014          1,035
    2,000     AXIS Capital Holdings Ltd., Senior Notes                         5.75          12/01/2014          2,033
    2,000     Berkshire Hathaway Finance Corp., Senior Notes(a)                4.85           1/15/2015          1,989
    2,000     CNA Financial Corp., Notes                                       6.75          11/15/2006          2,065
    1,000     Fidelity National Financial, Inc., Notes                         5.25           3/15/2013            969
    2,000     First American Capital Trust I, Cumulative Trust
                Preferred Securities                                           8.50           4/15/2012          2,272
    1,000     Infinity Property & Casualty Corp., Senior Notes, Series B       5.50           2/18/2014            991
      500     Liberty Mutual Insurance Co., Notes(a)                           8.20           5/04/2007            530
    2,000     Markel Corp., Senior Notes                                       6.80           2/15/2013          2,185
    1,000     Ohio Casualty Corp., Notes                                       7.30           6/15/2014          1,081
    2,000     RLI Corp., Senior Notes                                          5.95           1/15/2014          2,017
                                                                                                              --------
                                                                                                                18,199
                                                                                                              --------
              REAL ESTATE INVESTMENT TRUSTS (4.0%)
    1,105     American Health Properties, Inc., Notes                          7.50           1/15/2007          1,153
    2,000     Duke Realty, LP, Notes                                           5.40           8/15/2014          2,039
    1,000     EOP Operating LP, Senior Notes                                   7.25           2/15/2018          1,146
    2,000     ERP Operating LP, Notes                                          6.63           4/13/2015          2,203
    1,000     Gables Realty, LP, Senior Notes                                  5.75           7/15/2007          1,029
    1,000     Health Care Properties Investors, Inc., Senior Notes             6.50           2/15/2006          1,019
    1,000     Hospitality Properties Trust, Senior Notes                       5.13           2/15/2015            975
    1,000     Pan Pacific Retail Properties, Inc., Notes                       7.95           4/15/2011          1,149
    2,000     TriNet Corporate Realty Trust, Inc., Notes                       7.95           5/15/2006          2,069
    1,000     Washington REIT, Senior Notes                                    5.35           5/01/2015          1,006
                                                                                                              --------
                                                                                                                13,788
                                                                                                              --------
              REGIONAL BANKS (3.6%)
    1,750     Bank of Hawaii, Notes                                            6.88           3/01/2009          1,895
    1,000     Banknorth Group, Inc., Senior Notes                              3.75           5/01/2008            985

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,000     City National Corp., Senior Notes                                5.13%          2/15/2013       $  1,013
    2,000     Imperial Bank, Subordinated Capital Notes                        8.50           4/01/2009          2,271
    2,000     Susquehanna Bancshares, Subordinated Notes                       4.75           5/01/2014          1,957
    2,000     TCF Financial Bank, Subordinated Notes                           5.00           6/15/2014          2,003
    1,950     Union Planters Bank, N.A., Subordinated Notes                    6.50           3/15/2018(c)       2,065
                                                                                                              --------
                                                                                                                12,189
                                                                                                              --------
              REINSURANCE (1.2%)
    2,000     Montpelier Re Holdings Ltd., Senior Notes                        6.13           8/15/2013          2,085
    2,000     Reinsurance Group of America, Inc., Senior Notes(a)              7.25           4/01/2006          2,045
                                                                                                              --------
                                                                                                                 4,130
                                                                                                              --------
              SPECIALIZED FINANCE (0.3%)
    1,000     CIT Group, Inc., Global Notes                                    7.38           4/02/2007          1,058
                                                                                                              --------
              SPECIALTY CHEMICALS (0.6%)
    1,000     Albemarle Corp., Senior Notes                                    5.10           2/01/2015            988
    1,000     Lubrizol Corp., Senior Notes                                     4.63          10/01/2009            992
                                                                                                              --------
                                                                                                                 1,980
                                                                                                              --------
              THRIFTS & MORTGAGE FINANCE (0.9%)
    1,000     Independence Community Bank Corp., Subordinated Notes            3.75           4/01/2014            957
    2,000     Sovereign Bank, Notes                                            4.38           8/01/2013          1,982
                                                                                                              --------
                                                                                                                 2,939
                                                                                                              --------
              TOBACCO (0.6%)
    1,000     Universal Corp., Notes                                           5.00           9/01/2011            992
    1,000     UST, Inc., Notes                                                 6.63           7/15/2012          1,120
                                                                                                              --------
                                                                                                                 2,112
                                                                                                              --------
              Total corporate obligations (cost: $154,993)                                                     158,849
                                                                                                              --------
              EURODOLLAR AND YANKEE OBLIGATIONS (10.3%)(e)

              DIVERSIFIED BANKS (4.9%)
    2,000     Banco Nacional De Comercio Exterior SNC, Notes (Mexico)(a)       3.88           1/21/2009          1,907
    1,000     Banco Santander, Subordinated Notes (Chile)(a)                   5.38          12/09/2014          1,016
    1,500     Chuo Mitsui Trust & Banking Co., Subordinated Notes
                 (Japan)(a)                                                    5.51          12/29/2049          1,437
    3,000     HBOS plc, Subordinated Notes (United Kingdom)(a)                 5.38(g)       11/01/2049          3,046
    2,000     Mizuho Finance, Notes (Japan)(a)                                 5.79           4/15/2014          2,073
    1,000     Nordea Bank AB, Bonds (Sweden)(a)                                5.42          12/29/2049          1,013
    2,000     Popular North America, Inc., Notes (Netherlands)                 4.25           4/01/2008          2,000
    2,000     Rabobank Capital Funding Trust III, Subordinated Notes
                 (Netherlands)(a)                                              5.25          12/29/2049          2,004
    1,000     Skandinaviska Enskilda Banken, Subordinated Bonds
                 (Sweden)(a)                                                   5.47           3/29/2049          1,025
    1,000     UFJ Finance Aruba AEC, Notes (Japan)                             8.75          11/13/2049          1,097
                                                                                                              --------
                                                                                                                16,618
                                                                                                              --------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
    1,000     Fondo Latinoamericano, Notes (Colombia)(a)                       3.00           8/01/2006            991
                                                                                                              --------
              DIVERSIFIED METALS & MINING (0.9%)
    1,000     Brascan Corp., Notes (Canada)                                    8.13          12/15/2008          1,117
    2,000     Glencore Funding, LLC, Notes (Switzerland)(a)                    6.00           4/15/2014          1,898
                                                                                                              --------
                                                                                                                 3,015
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                  of Investments (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.1%)
  $   500     Ahold Finance U.S.A., Inc., Notes (Netherlands)                  6.25%          5/01/2009       $    504
                                                                                                              --------
              FOREST PRODUCTS (0.5%)
    1,500     Nexfor, Inc., Debentures (Canada)                                8.13           3/20/2008          1,639
                                                                                                              --------
              INDUSTRIAL CONGLOMERATES (0.6%)
    1,000     Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)       5.45          11/24/2010          1,026
    1,000     Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)       6.50           2/13/2013          1,074
                                                                                                              --------
                                                                                                                 2,100
                                                                                                              --------
              INTEGRATED OIL & GAS (0.6%)
    2,000     Pemex Finance Ltd., Senior Notes (Mexico)                        8.88          11/15/2010          2,245
                                                                                                              --------
              OIL & GAS DRILLING (0.6%)
    1,000     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)         4.06(g)        8/01/2013            998
    1,000     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)         5.33           8/01/2013            997
                                                                                                              --------
                                                                                                                 1,995
                                                                                                              --------
              REAL ESTATE INVESTMENT TRUSTS (0.6%)
    2,000     Westfield Capital Corp. Ltd., Notes (Australia)(a)               4.38          11/15/2010          1,981
                                                                                                              --------
              REINSURANCE (0.9%)
    3,000     Stingray, Pass-Through Trust, Notes (Cayman Island)(a)           5.90           1/12/2015          2,992
                                                                                                              --------
              SOFT DRINKS (0.3%)
    1,000     Coca-Cola HBC Finance B.V., Notes (Greece)                       5.13           9/17/2013          1,023
                                                                                                              --------
              Total Eurodollar and Yankee obligations (cost: $34,830)                                           35,103
                                                                                                              --------
              ASSET-BACKED SECURITIES (10.5%)(d)

              AIRLINES (3.9%)
              America West Airlines, Inc., Pass-Through Certificates,
    2,451       Series 1996-1, Class A, EETC                                   6.85           7/02/2009          2,435
      402       Series 1998-1, Class A, EETC                                   6.87           1/02/2017            391
    1,586       Series 1999-1, Class G, EETC (INS)                             7.93           1/02/2019          1,764
              American Airlines, Inc., Pass-Through Certificates,
    1,699       Series 2003-1, Class G, EETC (INS)                             3.86           7/09/2010          1,659
    1,000       Series 2001-1, Class A-2, EETC                                 6.82           5/23/2011            933
              Continental Airlines, Inc., Pass-Through Certificates,
    1,470       Series AMBC, EETC (INS)                                        6.24           3/15/2020          1,533
    1,648       Series 99-1, Class A, EETC                                     6.55           2/02/2019          1,618
    1,000     Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2002-1, Class G-2, EETC (INS)                           6.42           7/02/2012          1,044
    1,886     Northwest Airlines, Inc., Pass-Through Certificates,
                Series 2002-1, Class G-2 EETC (INS)                            6.26          11/20/2021          1,986
                                                                                                              --------
                                                                                                                13,363
                                                                                                              --------
              ASSET-BACKED FINANCING (6.6%)
    1,715     Airport Airplanes Pass-Through Certificates, Series 1R,
                Class A8, EETC                                                 3.33(g)        3/15/2019          1,604
    1,000     ARG Funding Corp., Subordinated Bonds, Series 2003-1A,
                Class C2                                                       6.64           3/20/2007          1,012
      738     Aviation Capital Group Trust, Notes, Series 2000-1A,
                Class A2(a)                                                    3.43(g)       11/15/2025            732

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              Bank One Issuance Trust, Notes,
  $ 1,000       Series 2003, Class C-1                                         4.54%          9/15/2010       $  1,005
    1,000       Series 2003, Class C-3                                         4.77           2/16/2016            988
    1,000     Capital One Multi-Asset Execution Trust, Notes,
                Series 2003-C2, Class C2                                       4.32           4/15/2009          1,004
    1,000     CIT Equipment Collateral, Notes, Series 2003-EF1, Class C        3.98           2/20/2009            996
    2,000     Citibank Credit Card Issuance Trust, Series 2005-C1,
                Class C1                                                       5.50           3/24/2017          2,048
    1,000     Detroit Edison, Notes, Series 2001-1, Class A-4                  6.19           3/01/2013          1,078
              Diversified REIT, Notes,
      694       Series 1999-1A, Class A1(a)                                    6.78           3/18/2011            717
    2,000       Series 1999-1A, Class C(a)                                     6.78           3/18/2011          2,124
    1,000       Series 2000-1, Class C(a)                                      6.97           3/08/2010          1,084
    2,000     Hyundai Auto Receivables Trust, Notes, Series 2003-A,
                Class B                                                        2.99          10/15/2010          1,972
    1,000     IKON Receivables LLC, Notes, Series 2003-1, Class A4             3.27           7/15/2011            992
    2,000     MBNA Credit Card Master Note Trust, Series 2002-C5,
                Class C5                                                       4.05           1/15/2008          2,005
    2,982     Trinity Rail Leasing LP, Series 2004-1A, Class A (INS)(j)        5.27           8/14/2027          3,032
                                                                                                              --------
                                                                                                                22,393
                                                                                                              --------
              Total asset-backed securities (cost: $35,347)                                                     35,756
                                                                                                              --------
              U.S. GOVERNMENT AGENCY ISSUES (5.8%)(i)

              COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%)
              Fannie Mae(+),
       90       Series 2001-25 D                                               6.00           2/25/2014             90
      495       Series 1999-25 VB                                              6.00           4/25/2016            497
    1,146       Series 2001-20 VB                                              6.00           9/25/2017          1,156
    1,733       Series 2001-29 VB                                              6.50           8/25/2016          1,742
              Freddie Mac(+),
    1,568       Series 2435 VG                                                 6.00           2/15/2013          1,633
       32       Series 2160 VC                                                 6.00           8/15/2013             32
    1,000       Series 2389 VH                                                 6.00          12/01/2031          1,022
    1,000       Series 2427 VL                                                 6.50          11/15/2017          1,015
    1,624       Series 2367 KV                                                 7.00          10/15/2014          1,667
              Government National Mortgage Assn.,
    2,000       Series 1999-14 VD                                              6.00           3/20/2014          2,076
    4,000       Series 2002-4 VG                                               6.50          11/16/2017          4,072
    1,000       Series 2001-49 VB                                              7.00          11/16/2016          1,026
                                                                                                              --------
                                                                                                                16,028
                                                                                                              --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.1%)
              Fannie Mae(+),
    1,997       Pool 809725                                                    4.50           2/01/2035          1,930
    1,990       Pool 735118                                                    5.00          12/01/2034          1,973
                                                                                                              --------
                                                                                                                 3,903
                                                                                                              --------
              Total U.S. government agency issues (cost: $19,657)                                               19,931
                                                                                                              --------
              OTHER MORTGAGE SECURITIES (14.9%)(d)

              COMMERICAL MORTGAGE-BACKED SECURITIES (13.1%)
    1,000     Amresco Commercial Mortgage Fund I Corp., Series 1997 C1,
                Class F                                                        7.64           6/17/2029          1,063
    2,000     Bear Stearns Commercial Mortgage Securities Inc., Series
                2005-T18, Class AAB (j)                                        4.82           2/13/2042          2,008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,000     Chase Commercial Mortgage Securities Corp.,
                Series 2000-1, Class A2                                        7.76%          4/15/2032       $  1,113
    4,999     Commercial Mortgage Trust, Pass-Through Certificates,
                Series 2004-RS1, Class A(a)                                    4.02           3/03/2041          4,985
              Credit Suisse First Boston,
    2,000       Series 2001-CK1, Class A-2                                     6.25          12/18/2035          2,096
    1,000       Series 1998-C1, Class D                                        7.17           5/17/2040          1,121
      650     First Union National Bank-Chase, Series 1999-C2, Class D         7.06           6/15/2031            705
    1,000     G-Force, LLC, Pass-Through Certificates, Series 2005-RR,
                Class A-1(a)                                                   4.39           8/22/2036            988
              GE Capital Commercial Mortgage Corp.,
    1,500       Series 2002-3A, Class D(a)                                     5.34          12/10/2037          1,544
    1,106       Series 2000-1, Class A-1                                       6.32           1/15/2033          1,131
    1,786     GGP Mall Properties Trust, Series 2001, Class D-2(a)             5.89          11/15/2011          1,829
              GMAC Commercial Mortgage Security, Inc.,
    1,000       Series 1998-C2, Class D                                        6.50           5/15/2035          1,062
    1,115       Series 1999-C1, Class D                                        7.06           5/15/2033          1,204
    1,000     GS Mortgage Securities, Series 2001 ROCK, Class A-2              6.62           5/03/2018          1,112
    2,000     Hilton Hotels Pool Trust, Series 2000-HLTA, Class C(a)           7.46          10/03/2015          2,246
      963     LB Commercial Conduit Mortgage Trust, Series 1999-C1,
                Class A1                                                       6.41           6/15/2031            987
    3,000     Machine One Trust, Series 2004-1A, Class A3(a)                   5.22           5/28/2040          3,047
              Merrill Lynch Mortgage Investors, Inc.,
    2,000       Series 1998-C1, Class A2                                       6.48          11/15/2026          2,096
    1,414       Series 1997-C2, Class A-2                                      6.54          12/10/2029          1,481
              Morgan Stanley Dean Witter Capital I, Inc.,
    2,000       Series 2005 IQ9, Class A3                                      4.49           7/15/2056          1,985
    2,000       Series 1998 XL1, Class A-3                                     6.48           6/03/2030          2,105
      546       Series 1996 WF1, Class A-3(a)                                  7.70          11/15/2028            552
    2,000     TIAA CMBS I Trust, Series 2001 C1A, Class A-3(a)                 6.56           6/19/2026          2,111
    2,000     Tower Global Signal Trust I, Series 2004-1, Class B              4.16           1/15/2034          1,963
    2,000     Trizechahn Office Properties Trust, Series 2001-TZHA,
                Class A3(a)                                                    6.21           3/15/2013          2,106
    2,000     Wachovia Bank Commercial Mortgage Trust, Series 2005-C17,
                Class A4                                                       5.08           3/15/2042          2,035
                                                                                                              --------
                                                                                                                44,675
                                                                                                              --------

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)(f)
              CS First Boston Mortgage Securities Corp.,
   43,904       Series 2004-C1, Class ASP (acquired 8/30/2004;
                  cost $1,900)(a,h,j)                                          1.11           1/15/2037          1,733
    9,980       Series 2003-C3, Class ASP (acquired 6/17/2003;
                  cost $926)(a,h)                                              2.06           5/15/2038            641
   17,827     Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP (acquired 7/17/2003 &
                8/13/2003; cost $1,853)(a,h)                                   2.19           1/11/2035          1,440
   68,538     GS Mortgage Securities Corp. II, Series 2001 ROCK,
                Class X-1 (acquired 5/13/2004; cost $1,031)(a,h)               0.22           5/03/2018            982

   19,793     LB-UBS Commercial Mortgage Trust, Series 2003-C5,
                Class XCP (acquired 7/16/2003; cost $1,000)(a,h)               1.36           7/15/2013            616
   18,381     Morgan Stanley Dean Witter Capital I, Inc.,
                Series 2004-T13,Class X2 (acquired 1/23/2004;
                cost $1,000)(a,h)                                              1.22           9/13/2045            789
                                                                                                              --------
                                                                                                                 6,201
                                                                                                              --------
              Total other mortgage securities (cost: $50,439)                                                   50,876
                                                                                                              --------
              MUNICIPAL BONDS (9.7%)

              APPROPRIATED DEBT (0.6%)
    2,000     Pomona, CA, Pension Obligation Refunding Bond, SAVRS(l)          3.35           7/01/2034          2,000
                                                                                                              --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATION (0.3%)
  $ 1,000     Univ. Oklahoma RB                                                5.25%         11/01/2019       $  1,006
                                                                                                              --------
              ELECTRIC UTILITIES (1.0%)
    1,000     Brazos River Auth., TX, PCRB, Series 1995A (TXU)                 5.40           4/01/2030(b)       1,024
      500     Hillsborough County, FL, IDA PCRB                                4.00           5/15/2018(b)         505
    2,000     Ohio State Water Development PCRB, Series 1999-B                 3.35           6/01/2033(b)       2,004
                                                                                                              --------
                                                                                                                 3,533
                                                                                                              --------
              ELECTRIC/GAS UTILITY (0.9%)
    2,000     Energy Acquisition Corp. II, OH, RB (INS)                        4.49           2/15/2008          2,008
    1,000     North Carolina Eastern Municipal Power Agency RB,
                Series 2003-E                                                  5.23           1/01/2011          1,009
                                                                                                              --------
                                                                                                                 3,017
                                                                                                              --------
              ENVIRONMENTAL SERVICES (0.6%)
    2,000     Maine Finance Auth. Solid Waste RB                               2.90           2/01/2016(b)       1,999
                                                                                                              --------
              GENERAL OBLIGATION (1.7%)
    1,000     Bucks County, PA, GO (INS)                                       3.94          12/15/2008            992
    2,000     Hopewell, VA, Taxable Public Improvement GO, Series B            5.25           7/15/2009          2,011
    2,000     King County, WA, GO, Series 2004C                                4.32          12/01/2010          1,989
    1,000     Riverside, CA, Pension Obligation, RB, Series A (INS)            4.21           2/15/2011            990
                                                                                                              --------
                                                                                                                 5,982
                                                                                                              --------
              HOSPITAL (0.6%)
    1,000     Medical Univ., SC, Hospital Auth. Facilities, RB,
                Series 2004B (INS)                                             5.01           2/15/2015          1,012
    1,000     Rhode Island State Health & Education RB, Series C
                (LOC - Citizens Bank of Rhode Island)                          3.60           9/15/2033(b)         984
                                                                                                              --------
                                                                                                                 1,996
                                                                                                              --------
              MULTIFAMILY HOUSING (0.3%)
    1,080     American Eagle Northwest LLC, RB, Series 2005A                   4.97          12/15/2018          1,078
                                                                                                              --------
              NURSING/CCRC (1.5%)
    1,600     Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
                Series 1998 (INS)(l)                                           4.74          12/01/2028          1,600
    3,000     Statewide Community Development Auth., CA COP,
                SAVRS (INS)(l)                                                 4.70           5/15/2029          3,000
      600     Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(l)          4.74          12/01/2028            600
                                                                                                              --------
                                                                                                                 5,200
                                                                                                              --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.3%)
    1,000     Harris County, TX, IDRB, Series 2002                             5.68           3/01/2023(b)       1,020
                                                                                                              --------
              Sales Tax (0.7%)
    2,500     Sales Tax Asset Receivable Corp., NY, RB, Series B               4.76          10/15/2015          2,503
                                                                                                              --------
              SPECIAL ASSESSMENT/TAX/FEE (1.2%)
    1,000     New York State Environmental Facilities Corp. RB,
                Series 2004B (INS)                                             4.02          12/01/2009            987
    2,000     New York State Urban Development Corp. RB,
                Series 2004B-3 (INS)                                           4.38          12/15/2011          1,987
    1,000     Short Pump Town Center Community Development Auth.,
                VA, RB(a)                                                      4.85           2/01/2006            990
                                                                                                              --------
                                                                                                                 3,964
                                                                                                              --------
              Total municipal bonds (cost: $33,299)                                                             33,298
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                    COUPON                             MARKET
   AMOUNT     SECURITY                                                         RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.1%)

              VARIABLE-RATE DEMAND NOTES(m)
              --------------------------
              ELECTRIC UTILITIES
  $ 3,700     Sempra Energy ESOP, Series 1999 (NBGA)(a) (cost: $3,700)         3.47%         11/01/2014       $  3,700
                                                                                                              --------
              TOTAL INVESTMENTS (COST: $332,265)                                                              $337,513
                                                                                                              ========

10

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            to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

            3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

            4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $7,018,000 and $1,770,000, respectively, resulting in net unrealized appreciation of $5,248,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $341,758,000 at April 30, 2005, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as

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===========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

            such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

        (d) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

        (e) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

        (f) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

        (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

        (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2005, was $6,201,000, which represented 1.8% of the Fund's net assets.

        (i) U.S. government agency issue - Mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (j) Security was fair valued at April 30, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

        (k) Security is subject to an earlier call, which shortens its effective maturity date.

        (l) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

12

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===========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

        (m) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             COP        Certificate of Participation

             CPI        Consumer Price Index

             EETC       Enhanced Equipment Trust Certificate

             ESOP       Employee Stock Ownership Plan

             GO         General Obligation

             IDA        Industrial Development Authority/Agency

             IDRB       Industrial Development Revenue Bond

             MTN        Medium-Term Note

             PCRB       Pollution Control Revenue Bond

             RB         Revenue Bond

             REIT       Real Estate Investment Trust

             SAVRS      Select Auction Variable Rate Securities

       CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

             DIRECTORS           Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

        ADMINISTRATOR,           USAA Investment Management Company
   INVESTMENT ADVISER,           P.O. Box 659453
          UNDERWRITER,           San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT           USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

             CUSTODIAN           State Street Bank and Trust Company
        AND ACCOUNTING           P.O. Box 1713
                 AGENT           Boston, Massachusetts 02105

           INDEPENDENT           Ernst & Young LLP
     REGISTERED PUBLIC           100 West Houston St., Suite 1900
       ACCOUNTING FIRM           San Antonio, Texas 78205

             TELEPHONE           Call toll free - Central time
      ASSISTANCE HOURS           Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL           (800) 531-8181
     INFORMATION ABOUT           For account servicing, exchanges,
          MUTUAL FUNDS           or redemptions
                                 (800) 531-8448

       RECORDED MUTUAL           24-hour service (from any phone)
     FUND PRICE QUOTES           (800) 531-8066

           MUTUAL FUND           (from touch-tone phones only)
        USAA TOUCHLINE           For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

       INTERNET ACCESS           USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48483-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.